Consolidated Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 12,273	$ 55,160,339	$ (67,040,232)	$ (11,867,620)
Beginning balance, shares at Dec. 31, 2019	12,273,036
Net Loss			(1,824,690)	(1,824,690)
Ending balance, value at Dec. 31, 2020	$ 12,273	55,160,339	(68,864,922)	(13,692,310)
Ending balance, shares at Dec. 31, 2020	12,273,036
Net Loss			(431,747)	(431,747)
Ending balance, value at Mar. 31, 2021	$ 12,273	55,160,339	(69,296,669)	(14,124,057)
Ending balance, shares at Mar. 31, 2021	12,273,036
Beginning balance, value at Dec. 31, 2020	$ 12,273	55,160,339	(68,864,922)	(13,692,310)
Beginning balance, shares at Dec. 31, 2020	12,273,036
Net Loss				(923,645)
Ending balance, value at Jun. 30, 2021	$ 12,273	55,160,339	(69,788,567)	(14,615,955)
Ending balance, shares at Jun. 30, 2021	12,273,036
Beginning balance, value at Dec. 31, 2020	$ 12,273	55,160,339	(68,864,922)	(13,692,310)
Beginning balance, shares at Dec. 31, 2020	12,273,036
Fair value of vested stock options issued to employees and directors		207,035		207,035
Proceeds from sale of common stock units in public offering, net of offering costs $1,073,311	$ 1,510	6,857,333		6,858,843
Proceeds from sale of common stock units in public offering, net of offering costs $1,073,311, shares	1,510,455
Shares issued upon debt and accrued interest conversion	$ 5,929	14,816,006		14,821,935
Shares issued upon debt and accrued interest conversion, shares	5,928,774
Cancellation of collateral shares upon debt conversion	$ (9,362)			(9,362)
Cancellation of collateral shares upon debt conversion, Shares	(9,361,702)
Share adjustment for October 2021 stock split rounding
Share adjustment for October 2021 stock split rounding, shares	11
Net Loss			(1,610,685)	(1,610,685)
Ending balance, value at Dec. 31, 2021	$ 10,350	77,040,713	(70,475,607)	6,575,456
Ending balance, shares at Dec. 31, 2021	10,350,574
Beginning balance, value at Mar. 31, 2021	$ 12,273	55,160,339	(69,296,669)	(14,124,057)
Beginning balance, shares at Mar. 31, 2021	12,273,036
Net Loss			(491,898)	(491,898)
Ending balance, value at Jun. 30, 2021	$ 12,273	55,160,339	(69,788,567)	(14,615,955)
Ending balance, shares at Jun. 30, 2021	12,273,036
Beginning balance, value at Dec. 31, 2021	$ 10,350	77,040,713	(70,475,607)	6,575,456
Beginning balance, shares at Dec. 31, 2021	10,350,574
Fair value of vested stock options issued to employees and directors		152,844		152,844
Share adjustment for October 2021 stock split rounding
Share adjustment for October 2021 stock split rounding, shares	5
Net Loss			(689,499)	(689,499)
Ending balance, value at Mar. 31, 2022	$ 10,350	77,193,557	(71,165,106)	6,038,801
Ending balance, shares at Mar. 31, 2022	10,350,579
Beginning balance, value at Dec. 31, 2021	$ 10,350	77,040,713	(70,475,607)	6,575,456
Beginning balance, shares at Dec. 31, 2021	10,350,574
Net Loss				(1,158,803)
Ending balance, value at Jun. 30, 2022	$ 10,350	77,212,305	(71,634,410)	5,588,245
Ending balance, shares at Jun. 30, 2022	10,350,579
Beginning balance, value at Mar. 31, 2022	$ 10,350	77,193,557	(71,165,106)	6,038,801
Beginning balance, shares at Mar. 31, 2022	10,350,579
Fair value of vested stock options issued to employees and directors		18,748		18,748
Net Loss			(469,304)	(469,304)
Ending balance, value at Jun. 30, 2022	$ 10,350	$ 77,212,305	$ (71,634,410)	$ 5,588,245
Ending balance, shares at Jun. 30, 2022	10,350,579